Debt	12 Months Ended
Sep. 27, 2013
Debt
12.	Debt

Debt was comprised of the following at the end of each period:

	September 27, 2013	September 28, 2012
Current maturities of long-term debt:
Capital lease obligation	$1.4	$1.3
Loan payable	0.1	—

Total current debt	1.5	1.3
Long-term debt:
7.00% debentures due December 2013 (1)	—	5.8
3.50% notes due April 2018	299.9	—
9.50% debentures due May 2022 (2)	10.4	—
8.00% debentures due March 2023 (2)	8.0	—
4.75% notes due April 2023	598.2	—
Capital lease obligation	1.8	3.1

Total long-term debt	918.3	8.9

Total debt	$919.8	$10.2

(1)	Under the terms of the Separation and Distribution Agreement, the 7.00% debentures due December 2013 were retained by Covidien.
(2)	Under the terms of the Separation and Distribution Agreement, the 8.00% and 9.50% debentures due in March 2023 and May 2022, respectively, were transferred to the Company.

In November 2012, Mallinckrodt International Finance S.A. (“MIFSA”) was formed as a 100% owned subsidiary of Covidien in connection with the Separation. MIFSA is a holding company established to own, directly or indirectly, substantially all of the operating subsidiaries of the Company, to issue debt securities and to perform treasury operations. At the time of the Separation, MIFSA became a 100% owned subsidiary of the Company.

In March 2013, MIFSA entered into a $250 million five-year senior unsecured revolving credit facility that matures in June 2018 (“the Credit Facility”). Borrowings under the Credit Facility will initially bear interest at LIBOR plus 1.50% per annum (subject to adjustment pursuant to a ratings-based pricing grid). The Credit Facility contains a $150 million letter of credit sublimit. The Credit Facility is subject to an initial annual facility fee of 0.25%, which is also subject to adjustment pursuant to a ratings-based pricing grid, and the fee applied to outstanding letters of credit is based on the interest rate applied to borrowings. The Credit Facility agreement contains customary affirmative and negative covenants, including a financial maintenance covenant that limits the Company’s ratio of debt to earnings before interest, income taxes, depreciation and amortization, as adjusted for certain items, and another financial maintenance covenant that requires the Company’s ratio of earnings before interest, income taxes, depreciation and amortization, as adjusted for certain items, to interest expense to exceed certain thresholds. Other nonfinancial covenants restrict, among other things, the Company’s ability to create liens, the ability of the non-guarantor subsidiaries to incur additional indebtedness and the ability of the Company to merge or consolidate with any other person or sell or convey certain of its assets to any one person. MIFSA was not permitted to draw upon the Credit Facility until certain conditions were met, including completion of the Separation and Mallinckrodt plc’s guaranty of MIFSA’s obligations under the Credit Facility. These conditions were satisfied as of June 28, 2013; however, there were no borrowings or letters of credit outstanding under the Credit Facility at September 27, 2013.

In April 2013, MIFSA issued $300 million aggregate principal amount of 3.50% senior unsecured notes due April 2018 and $600 million aggregate principal amount of 4.75% senior unsecured notes due April 2023 (collectively, “the Notes”). Mallinckrodt plc has fully and unconditionally guaranteed the Notes on an unsecured and unsubordinated basis as of the completion of the Separation. The Notes are subject to an indenture which contains covenants limiting the ability of MIFSA, its restricted subsidiaries (as defined in the Notes) and Mallinckrodt plc, as guarantor, to incur certain liens or enter into sale and lease-back transactions. It also restricts Mallinckrodt plc and MIFSA’s ability to merge or consolidate with any other person or sell or convey all or substantially all of their assets to any one person. MIFSA may redeem all of the Notes at any time, and some of the Notes from time to time, at a redemption price equal to the principal amount of the Notes redeemed plus a make-whole premium. MIFSA will pay interest on the Notes semiannually in arrears on April 15 and October 15 of each year, commencing on October 15, 2013. The net proceeds to MIFSA from the issuance and sale of the Notes was $889.3 million, the majority of which was retained by Covidien per the terms of the Separation and Distribution Agreement. The Notes were issued and sold in a private placement; however, MIFSA is required to register the Notes with the SEC within one year of the issuance of the Notes.

As of September 27, 2013, the Company was, and expects to remain, in compliance with the provisions and covenants associated with its Credit Agreement, the Notes and its other debt agreements.

The Company’s capital lease obligation relates to a non-U.S. manufacturing facility. This lease expires in December 2015. The aggregate amounts of debt, including the capital lease obligation, maturing during the next five fiscal years are as follows:

Fiscal 2014	$1.5
Fiscal 2015	1.4
Fiscal 2016	0.4
Fiscal 2017	—
Fiscal 2018	300.0